Shareholder Report, Holdings (Details)	Nov. 30, 2024
Advisor Class, HASAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	89.50%
Advisor Class, HASAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.50%
Advisor Class, HASAX | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class, HASIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	89.50%
Institutional Class, HASIX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.50%
Institutional Class, HASIX | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Investor Class, AAANX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	89.50%
Investor Class, AAANX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	10.50%
Investor Class, AAANX | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.00%
Advisor Class, ARAAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.60%
Advisor Class, ARAAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.90%
Advisor Class, ARAAX | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, ARAAX | Purchased Put Optionssupasup [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class, ACRIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.60%
Institutional Class, ACRIX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class, ACRIX | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class, ACRIX | Purchased Put Optionssupasup [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Investor Class, ARANX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.60%
Investor Class, ARANX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class, ARANX | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, ARANX | Purchased Put Optionssupasup [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Advisor Class, AIHAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, AIRIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, AIMNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, HADUX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.60%
Advisor Class, HADUX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
Investor Class, HNDDX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.60%
Investor Class, HNDDX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
Advisor Class, HADRX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
Advisor Class, HADRX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
Advisor Class, HADRX | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Investor Class, HNDRX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class, HNDRX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.00%
Investor Class, HNDRX | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Advisor Class, USRTX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
Advisor Class, USRTX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
Investor Class, USRAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class, USRAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
Advisor Class, HESAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
Advisor Class, HESAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.60%
Investor Class, HESGX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.40%
Investor Class, HESGX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.60%
Advisor Class, HTFAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, HTFNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, HSMBX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, HSMBX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
Advisor Class, HSMBX | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	1.10%
Investor Class, HSMNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, HSMNX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
Investor Class, HSMNX | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	1.10%